STRATTON MID CAP VALUE FUND
STRATTON MID CAP VALUE FUND SUMMARY SECTION
Investment Objective
The fund seeks long-term growth of capital.
The fund also seeks current income from interest and dividends as a secondary objective.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	STRATTON MID CAP VALUE FUND
Redemption Fee (as a percentage of amount redeemed within 120 days of purchase)	1.50%
Exchange Fee (as a percentage of amount exchanged within 120 days of purchase)	1.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	STRATTON MID CAP VALUE FUND
Management Fees	0.75%
Distribution (12b-1) Fees	none
Other Expenses	0.30%
Total Fund Operating Expenses	1.05%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
STRATTON MID CAP VALUE FUND	107	334	579	1,283

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 55.45% of the average value of its portfolio.
Principal Investment Strategies
The fund invests, under normal circumstances, at least 80% of its net assets in a diversified portfolio of common stock and securities convertible into common stock of mid capitalization ("mid cap") companies.

Mid cap stocks are defined as those companies with public stock market capitalizations within the range of the market capitalization of companies constituting the Russell Midcap® Index at the time of investment. As of May 31, 2014, the most recent reconstitution date, the capitalization range of the Russell Midcap® Index was between $2.2 billion and $27.1 billion. The market capitalization of the companies in the fund's portfolio and the Russell Midcap® Index changes over time; the fund will not automatically sell or cease to purchase stock of a company it already owns solely because the company's market capitalization grows or falls outside these ranges.

The advisor believes that undervalued companies with good earnings prospects have superior appreciation potential with reasonable levels of risk. Quantitatively, the advisor focuses on a stock's fundamental valuation relative to its peers. The advisor considers additional quantitative measures, such as earnings momentum and relative price strength. Qualitatively, the advisor seeks to identify business catalysts which will serve to drive future earnings growth, increase investor interest and expand valuation.
Principal Investment Risks
There are risks involved with any investment, but the risks associated with an investment in this fund include:
  Stock market risk, or the risk that movements in the stock market may cause the price of securities held by the fund to go up or down.
  Investment category risk, or the risk that the fund's concentration in mid cap securities may produce a greater risk of loss than a more diversified mutual fund.
  Mid cap stock risk, or the risk that the fund's investment in mid cap stock companies may be subject to greater earnings and price volatility in comparison to larger companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.
  Value-style risk, or the risk that the fund's investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline.
  Manager risk, or the risk that the portfolio manager's strategy may fail to produce the intended results.
An investment in the fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. In addition, the value of your investment will go up and down, which means you could lose money when you sell your shares.
Investment Results
The bar chart and table set out below show the fund’s historical performance and provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns for 1, 5 and 10 years compare with a broad measure of market performance. The fund’s past performance (before and after taxes) may not be an indication of how the fund will perform in the future. Updated performance information for the fund may be obtained by visiting www.strattonfunds.com or by calling (800) 472-4266.
Calendar Year Total Returns

Highest/Lowest quarterly results during this time period were: Highest: 19.33% June 30, 2009 Lowest: (21.98%) September 30, 2011
Average Annual Total Returns for Periods Ending December 31, 2014
Average Annual Total Returns	1 Year	5 Years	10 Years
STRATTON MID CAP VALUE FUND	7.54%	11.17%	6.00%
STRATTON MID CAP VALUE FUND Return After Taxes on Distributions	7.53%	11.12%	5.58%
STRATTON MID CAP VALUE FUND Return After Taxes on Distributions and Sale of Fund Shares	4.28%	8.91%	4.91%
STRATTON MID CAP VALUE FUND Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	14.75%	17.43%	9.43%
STRATTON MID CAP VALUE FUND Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	13.22%	17.19%	9.56%

After-tax returns are calculated using the actual historical highest individual federal marginal income and relevant capital gains tax rates for each particular year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-exempt or tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Russell Midcap® Value Index is an unmanaged index that measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in an index.

The Russell Midcap® Index is an unmanaged index that measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. It is not possible to invest directly in an index.